Financial Instruments (Details) - Schedule of rates used to calculate fair value of indebtedness - Recurring fair value measurement [member]	Dec. 31, 2020	Dec. 31, 2019
Senior Notes [Member]
Financial Instruments (Details) - Schedule of rates used to calculate fair value of indebtedness [Line Items]
Term Loan	104.76%	104.25%
Senior Secured Notes [Member]
Financial Instruments (Details) - Schedule of rates used to calculate fair value of indebtedness [Line Items]
Term Loan	103.64%	102.10%
Term Loan B – U.S. Facility [Member] | Senior Secured Credit Facilities [Member]
Financial Instruments (Details) - Schedule of rates used to calculate fair value of indebtedness [Line Items]
Term Loan	98.88%	100.25%